Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

a)Basis of presentation

The Company’s combined financial statements are prepared and presented in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

b)Principles of combination

The Company’s combined financial statements include the accounts of the Company and its subsidiaries, of which the Company is the primary beneficiary, from the dates they were acquired or incorporated. All inter-company transactions and balances have been eliminated upon combination.

c)Liquidity and going concern

The Company incurred a net loss of US$0.74 million in the year ended June 30, 2024 and the accumulated deficit was US$30.7 million as of June 30, 2024. These factors raise substantial doubts about the Company’s ability to continue as a going concern.

Despite the Company’s effort to obtain additional funding and reduce operating costs, there is no assurance that the Company’s plans and actions will be successful. In addition, there can be no assurance that in the event additional sources of funds are needed they will be available on acceptable terms, if at all. The accompanying financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

d)Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of these combined financial statements, and the reported amounts of revenue and expenses during the reporting period. The Company continually evaluates these estimates and assumptions based on the most recently available information, historical experience and various other assumptions that the Company believes to be reasonable under the circumstances. Significant accounting estimates reflected in the Company’s combined financial statements include but are not limited to estimates and judgments applied in determination of allowance for doubtful assets, expected credit loss, impairment losses for long-lived assets, impairment of indefinite-lived intangibles. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from those estimates.

e)Foreign currency translation and transactions

The Company’s reporting currency is US dollars (“US$”) and the functional currency of the Company and its subsidiaries is the US$ and Hong Kong dollars (“HK$”). For those subsidiaries which have the functional currency other than US$, the financial statements are translated from their respective functional currencies into US$. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. For the years ended June 30, 2022, 2023 and 2024, there are no translation differences from the subsidiaries’ functional currency to the reporting currency as it pegged to the reporting currency (US$1: HK$7.8).

f)Cash and cash equivalents

Cash and cash equivalents consist of bank deposits, which are unrestricted as to withdrawal and use. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. For the years ended June 30, 2022, 2023 and 2024, the Company recognized an impairment loss of nil, US$5,305 and nil on cash deposits held at Pingan Bank and Ningbo Bank, due to the lost de facto control of its PRC bank accounts. As of June 30, 2023 and 2024, the Company accrued the full amount provision of the bank balance.

g)Expected credit loss

In June 2016, the FASB issued ASU 2016-13: Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts.  In establishing an allowance for credit losses, the Company uses reasonable and supportable information, which is based on historical collection experience, the financial condition of its assumptions for the future movement of different economic drivers and how these drivers will affect each other. The Company writes off potentially uncollectible receivable against the allowance for credit losses if it is determined that the amounts will not be collected or if a settlement with respect to a disputed receivable is reached for an amount that is less than the carrying value.

We recognized allowance of credit losses of US$5, US$6 and US$49 for other current assets for the years ended June 30, 2022, 2023 and 2024, respectively.

h)Intangible assets, net

The Company’s intangible assets primarily consisted of software purchased from third-party suppliers and license. Hong Kong Securities and Futures Commission financial licenses (“HKSFC financial licenses”), Membership of Hong Kong Professional Insurance Brokerage Association (“HK insurance brokerage license”) and others obtained through various business combination transactions. Estimated useful lives of intangible assets are as following:

Software	3-5 years
License	indefinite life

Software is initially recorded at historic acquisition cost and amortized on a straight-line basis over the estimated useful lives of 3 to 5 years.

HKSFC financial licenses and HK insurance brokerage license acquired through the acquisition of Hywin Asset Management (Hong Kong) Limited and Hywin International Insurance Broker Limited, respectively, were initially recorded at cost, as the assets acquired and liabilities assumed in the respective transactions did not constitute a business, and the transactions were accounted for as asset acquisitions.

HKSFC financial licenses and HK insurance brokerage license were determined to have an indefinite useful life. As a result, these intangible assets should not be amortized until its useful life is determined to be no longer indefinite.

If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset will be tested for impairment and then be amortized prospectively over its estimated remaining useful life and accounted for in the same way as intangible assets subject to amortization.

i)Leases

The right-of-use assets and related lease liability are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use of assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liability. The cost of right-of-use assets includes the amount of lease liability recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets for the years ended December 31, 2022, 2023 and 2024.

Lease liability

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Company is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Company assessment of option purchases, contract extensions or termination options.

The Company elected not to recognize short-term leases with an initial lease term of twelve months or less.

j)Fair value of financial instruments

The Company’s financial instruments primarily consist of cash and cash equivalents and deposit to suppliers. The carrying values of these financial instrument approximate fair values due to their short maturities.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

k)Impairment of Long-lived assets

All long-lived assets, which include tangible long-lived assets and intangible long-lived assets with finite lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the assets. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount of the asset and its fair value. For the years ended June 30, 2022, 2023 and 2024, the Company recognized impairment of long-lived assets of nil, nil and US$192 respectively.

An intangible asset that is not subject to amortization shall be tested for impairment annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. Based on the qualitative assessment, if it is more likely than not that the fair value of an indefinite-lived intangible asset is less than the carrying value, a quantitative test to measure the amount of impairment must be performed. The quantitative impairment test compares the fair value of the asset with the carrying amount. If the carrying amount exceeds the fair value, then an impairment loss equal to that excess is recorded. For the years ended June 30, 2022, 2023 and 2024, the Company recognized impairment of indefinite-lived intangible assets of nil, nil and US$1,966 respectively.

l)Revenue recognition

In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Wealth management service

It mainly represents revenues generated from providing insurance brokerage service which represents one-time referral fee the Company earns by serving as a broker to insurance agency companies through facilitating the sales of various insurance products offered by the insurance companies.

The Company provides insurance brokerage services by only referring clients to insurance brokers or insurance companies to purchase insurance products offered by insurance companies and receives introductions fees from insurance brokers or insurance companies regardless of the effectiveness of insurance products commencement. The Company did not have further performance obligation after referring clients to insurance brokers or insurance companies to purchase insurance products offered by insurance companies. The Company enters into referral agreements with insurance brokers or insurance companies to specify key terms and conditions of each arrangement. The Company has minimal monitoring measures to control throughout all stages of referring process and has no right to obtain detailed information about matched agreements or related documents. These referral fees are normally calculated as a percentage of first year premium depending on the type of insurance product.

Insurance brokerage services are considered to be rendered and completed, and revenue is recognized, at the time when referral service is completed and the receipts of referral fee. Accordingly, the Company does not accrue any insurance brokerage service prior to the receipt of the related insurance products referral fee.

Asset management service

Revenues generated from providing asset management service represents management fees and performance-based income the Company earns by serving as an investment manager.

Management fees

Management fees generated from the Company’s asset management services are earned from providing investment management service throughout the duration of various investment funds.

Revenues of asset management fees are recognized point in time when management fees are collected which is calculated in accordance with the respective fund contract or mandate agreement, either as a percentage of the total investments made by the investors or as a percentage of the fair value of the fund’s or mandate’s net assets on a monthly basis. The management fees do not include any rights of return, credits or discounts, rebates, price protection or other similar privileges, once determined.

Performance-based income

In a typical asset management arrangement in which the Company serves as a fund manager, beside management fee, the Company is also entitled to a performance-based fee based on the extent by which the fund’s investment performance exceeds a certain threshold calculated on a monthly basis. The performance-based fees earned by the Company are a form of variable consideration in the Company’s asset management contracts with customers.

Such revenues of performance-based income from providing asset management services are recognized at a point in time when the performance of the fund can be determined and the Company receive above mentioned service fee.

The following tables present the Company’s revenues disaggregated by service line and timing of revenue recognition:

	Year Ended June 30, 2022
	Wealth	Asset	Total Net
	Management	Management	Revenues
	US$	US$	US$

Revenues recognized at a point in time	6,790	2,197	8,987
Total	6,790	2,197	8,987

	Year Ended June 30, 2023
	Wealth	Asset	Total Net
	Management	Management	Revenues
	US$	US$	US$

Revenues recognized at a point in time	15,632	2,952	18,584
Total	15,632	2,952	18,584

	Year Ended June 30, 2024
	Wealth	Asset	Total Net
	Management	Management	Revenues
	US$	US$	US$

Revenues recognized at a point in time	24,104	3,919	28,023
Total	24,104	3,919	28,023

m)Compensation and benefit

Compensation and benefits primarily include base salary, sales commission and other compensation and benefits of the Company’s relationship managers, who directly contribute to the Company’s revenues generation activities, such as distribution of insurance products under wealth management and provision of investment management services under asset management.

Unpaid commissions were separately presented as commission payable and commission payable-long term on the Company’s combined balance sheets, depending on whether the amounts are expected to be paid within or after one year of each reporting date.

n)Related party

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

o)Income taxes

The Company follows the guidance of ASC Topic 740 “Income taxes” and uses asset and liability method to account for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets, if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in statement of loss and comprehensive loss in the period that includes the enactment date.

p)Uncertain tax positions

The Company uses a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result, the impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties recognized, if any, will be classified as a component of the provisions for income taxes. The tax returns of the Company’s Hong Kong subsidiaries are subject to examination by the relevant local tax authorities. According to the Departmental Interpretation and Practice Notes No.10 (Revised) (“DIPN10”) of the Hong Kong Inland Revenue Ordinance (the “HK tax laws”), an investigation normally covers the six years of the assessment prior to the year of the assessment in which the investigation commences. In the case of fraud and willful evasion, the investigation is extended to cover ten years of assessment. For the years ended June 30, 2022, 2023 and 2024, the Company did not have any material interest or penalties associated with tax positions. The Company did not have any significant unrecognized uncertain tax positions as of June 30, 2023 and 2024. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. For the years ended June 30, 2022, 2023 and 2024, the Company does not have any entity that is under tax examination.

q)Share-based compensation

The Company’s share-based payment transactions with employees are measured based on the grant-date fair value of the instruments, with recognition of either a corresponding increase in equity or a liability, depending on whether the instruments granted satisfy the equity or liability classification criteria. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award on straight line basis, which is generally the vesting period. Refer to Note 15 for details.

r)Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of chief executive officer of the Company’s management team. Strategic decisions are made based on the combined results of the Company as a whole, which the CODM reviews when evaluating overall performance and resource allocation Consequently, as of June 30, 2022, 2023 and 2024, the Company operated one segment with two revenue categories.

s)Earnings per share

Basic earnings per share is computed by dividing income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the exercise of option are included in the computation of diluted earnings per share on an “if-converted” basis when the impact is dilutive.

t)Commitments and contingencies

The Company accrues estimated losses from loss contingencies by a charge to income when information available before financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired, or a liability had been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. If a loss contingency is not probable or reasonably estimable, disclosure of the loss contingency is made in the financial statements when it is at least reasonably possible that a material loss could be incurred.

u)Comparative information

Certain items in prior years combined financial statements have been reclassified to conform to the current period’s presentation to facilitate comparison.

v)Recent issued or adopted accounting standards

In January 2025, the FASB issued ASU 2025-01 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The Board issued Update 2024-03 on November 4, 2024. Update 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Board’s intent in the basis for conclusions of Update 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The amendments in this ASU are intended to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. For interim and annual reporting periods, an entity shall disaggregate, in a tabular format disclosure in the notes to financial statements, all relevant expense captions presented on the face of the income statement in continuing operations into the purchases of inventory, employee compensation, depreciation, amortization, and depletion. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027.Early adoption is permitted. The amendments in this Update should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this Update or (2) retrospectively to any or all prior periods presented in the financial statements We are currently evaluating the impact the adoption of ASU 2024-03 will have on its combined financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, “Income taxes (Topic 740), Improvements to Income Tax Disclosures”, which provides guidance on the requirements such as the requirement that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. For public business entities (PBEs), the new requirements will be effective for annual periods beginning after December 15, 2024. For entities other than public business entities (non-PBEs), the requirements will be effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The ASU should be applied prospectively. Retrospective application is permitted. We are currently evaluating the impact the adoption of ASU 2023-09 will have on its combined financial statements and related disclosures.

In July 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this Update improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments in this Update improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024.